Credit Risk - Disclosure of Mortgage Loan Size (Details) - Credit risk - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Stock
Disclosure of credit risk exposure [line items]
Mortgage loans average size	£ 188	£ 184
New business
Disclosure of credit risk exposure [line items]
Mortgage loans average size	£ 228	£ 237
Over £1.0m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	2.00%	2.00%
£0.5m to £1.0m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	10.00%	10.00%
£0.25m to £0.5m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	31.00%	31.00%
Below £0.25m
Disclosure of credit risk exposure [line items]
Mortgage loan size, percentage	57.00%	57.00%